SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 06, 2023	Dec. 19, 2018
Reclassified from line of credit to Notes payable						$ 930,006
Operating lease right-of-use asset						247,595
Financing lease right-of-use asset						248,678
Reclassified from accounts receivable						1,784,751
Payable to actuarial expert					$ 408,665	147,776
VAT net receivable and payable balance	$ 276,152		$ 276,152		187,512	79,373
Long-term liability	395,698		395,698		408,665	0
Allowance for doubtful accounts			19,086,835		19,686,091	7,309,311
Foreign accounts	12,655,615		12,655,615		532,704	831,793
Cash on hand					48,590	15,690
Sales to Medihelm					397,000
Depreciation expense	103,558	$ 79,163	216,432	$ 112,569	353,043	70,109
Amortization expense	193,518	$ 16,035	383,373	$ 50,270	239,841	33,085
Goodwill	49,697		49,697		49,697	49,697		$ 49,697
Equity method investment aggregate cost							$ 3,950,000
ICC International Cannabis Corp [Member]
Equity method investment aggregate cost	0		0		$ 0	$ 0
Equity method investment shares acquired, shares					3,000,000	3,000,000
Closing price					$ 0	$ 0
National Bank of Greece [Member]
Equity method investment aggregate cost	12,416		$ 12,416		$ 11,596	$ 6,681
Equity method investment shares acquired, shares			16,666		16,666	16,666
Closing price			$ 0.75		$ 0.70	$ 0.40
Pancreta Bank [Member]
Equity method investment aggregate cost	$ 7,665		$ 7,665		$ 8,479	$ 8,200
Greece [Member]
Income tax rate			22.00%		22.00%
United Kingdom Of England [Member]
Income tax rate			25.00%		25.00%